Note 21 - Segment Information (Detail)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sales Revenue, Goods, Net [Member]	Dec. 31, 2011 Sales Revenue, Goods, Net [Member]	Dec. 31, 2011 Sales Revenue, Goods, Net [Member]	Dec. 31, 2010 Sales Revenue, Goods, Net [Member]
Number of Customers				0	1		1
Entity-Wide Revenue, Major Customer, Percentage	9.60%	13.80%	18.90%	10.00%		10.00%	10.00%
Number of Customers				0	1		1
Number of Customers				0	1		1